AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.2%
Financials - 21.4%
Banks - 7.0%
Credicorp Ltd.	5,953	$1,428,422
HDFC Bank Ltd.	41,637	1,393,750
Svenska Handelsbanken AB - Class A (a)	82,520	871,246

		3,693,418

Capital Markets - 5.2%
London Stock Exchange Group PLC	20,900	1,292,790
Partners Group Holding AG	2,019	1,468,747

		2,761,537

Consumer Finance - 2.1%
Bharat Financial Inclusion Ltd. (b)	66,900	1,093,714

Insurance - 4.7%
AIA Group Ltd.	157,800	1,577,963
Prudential PLC	45,607	914,214

		2,492,177

Thrifts & Mortgage Finance - 2.4%
Housing Development Finance Corp., Ltd.	44,294	1,255,362

		11,296,208

Industrials - 16.5%
Building Products - 2.7%
Kingspan Group PLC	30,425	1,409,799

Commercial Services & Supplies - 1.9%
China Everbright International Ltd.	970,148	988,162

Electrical Equipment - 4.9%
Schneider Electric SE	16,268	1,276,852
Vestas Wind Systems A/S	15,350	1,293,792

		2,570,644

Industrial Conglomerates - 2.7%
Siemens AG	13,124	1,411,388

Machinery - 2.8%
SMC Corp./Japan	2,600	980,086
Xylem, Inc./NY	6,713	530,596

		1,510,682

Professional Services - 1.5%
Recruit Holdings Co., Ltd.	28,900	828,576

		8,719,251

Information Technology - 15.2%
Electronic Equipment, Instruments & Components - 4.3%
Halma PLC	32,858	716,368
Horiba Ltd.	14,000	780,745
Keyence Corp.	1,200	750,234

		2,247,347

Company	Shares	U.S. $ Value
IT Services - 2.2%
Visa, Inc.-Class A	3,568	$557,286
Wirecard AG	4,880	613,039

		1,170,325

Semiconductors & Semiconductor Equipment - 6.3%
ASML Holding NV	5,091	956,852
Infineon Technologies AG	53,372	1,059,563
Taiwan Semiconductor Manufacturing Co., Ltd.	159,000	1,273,440

		3,289,855

Software - 2.4%
Dassault Systemes SE	8,570	1,277,347

		7,984,874

Health Care -13.6%
Health Care Equipment & Supplies - 1.8%
Koninklijke Philips NV	23,020	940,541

Health Care Providers & Services - 2.2%
Apollo Hospitals Enterprise Ltd.	64,172	1,141,808

Life Sciences Tools & Services - 8.1%
Bio-Rad Laboratories, Inc.-Class A (b)	1,921	587,211
Gerresheimer AG	14,700	1,106,507
ICON PLC (b)	4,480	611,878
QIAGEN NV (b)	21,510	873,137
Tecan Group AG	4,640	1,095,840

		4,274,573

Pharmaceuticals - 1.5%
Roche Holding AG	1,930	531,821
Vectura Group PLC (b)	282,090	262,400

		794,221

		7,151,143

Consumer Staples - 10.2%
Food Products - 5.8%
Danone SA	9,880	760,769
Kerry Group PLC-Class A	10,510	1,173,065
Nestle SA	11,477	1,094,337

		3,028,171

Household Products - 2.1%
Unicharm Corp.	33,700	1,117,229

Personal Products - 2.3%
Unilever PLC	21,320	1,227,234

		5,372,634

Consumer Discretionary - 7.2%
Auto Components - 1.9%
Aptiv PLC	12,768	1,014,929

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	5,740	1,047,263

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 3.3%
EssilorLuxottica SA	6,592	$720,109
Shenzhou International Group Holdings Ltd.	76,000	1,021,076

		1,741,185

		3,803,377

Communication Services - 3.5%
Diversified Telecommunication Services - 1.9%
Deutsche Telekom AG	59,267	984,614

Interactive Media & Services - 1.6%
Tencent Holdings Ltd.	18,700	859,972

		1,844,586

Materials - 3.5%
Chemicals - 3.5%
Chr Hansen Holding A/S	4,996	507,114
Koninklijke DSM NV	12,030	1,312,289

		1,819,403

Utilities - 3.1%
Multi-Utilities - 1.5%
Suez	60,256	798,264

Water Utilities - 1.6%
Beijing Enterprises Water Group Ltd. (b)	1,360,000	841,319

		1,639,583

Total Common Stocks (cost $39,596,072)		49,631,059

SHORT-TERM INVESTMENTS - 4.4%
Investment Companies - 4.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $2,293,125)	2,293,125	2,293,125

Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $41,889,197)		51,924,184

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%
Investment Companies - 3.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $1,738,634)	1,738,634	1,738,634

Total Investments - 101.9% (cost $43,627,831) (f)		53,662,818
Other assets less liabilities - (1.9)%		(985,491)

Net Assets - 100.0%		$52,677,327

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	86,986	USD	788	5/15/19	$(33)
Bank of America, NA	USD	528	EUR	463	5/15/19	(6,571)
Barclays Bank PLC	BRL	3,437	USD	882	4/02/19	4,201
Barclays Bank PLC	USD	920	BRL	3,437	4/02/19	(41,735)
Barclays Bank PLC	CNY	1,019	USD	150	4/17/19	(2,084)
Barclays Bank PLC	USD	227	CNY	1,523	4/17/19	(248)
Barclays Bank PLC	EUR	513	USD	582	5/15/19	4,952
Barclays Bank PLC	USD	1,724	KRW	1,938,910	5/16/19	(17,295)
Barclays Bank PLC	USD	503	RUB	33,356	5/16/19	1,918
Barclays Bank PLC	USD	123	TWD	3,801	6/10/19	167
Barclays Bank PLC	INR	229,380	USD	3,240	7/16/19	(20,813)
Barclays Bank PLC	USD	406	INR	28,323	7/16/19	(3,760)
Citibank, NA	JPY	74,723	USD	673	5/15/19	(3,908)
Citibank, NA	SEK	12,531	USD	1,361	5/15/19	8,463
Citibank, NA	USD	2,318	AUD	3,264	5/15/19	2,015
Citibank, NA	USD	3,169	CAD	4,192	5/15/19	(29,070)
Citibank, NA	USD	1,014	EUR	893	5/15/19	(8,394)
JPMorgan Chase Bank, NA	CHF	912	USD	912	5/15/19	(6,925)
JPMorgan Chase Bank, NA	USD	892	GBP	689	5/15/19	6,934
JPMorgan Chase Bank, NA	USD	6,426	JPY	704,516	5/15/19	(46,250)
Morgan Stanley & Co., Inc.	CNY	884	USD	132	4/17/19	(30)
Morgan Stanley & Co., Inc.	USD	380	CNY	2,556	4/17/19	740
Natwest Markets PLC	USD	891	SEK	8,220	5/15/19	(3,639)
Standard Chartered Bank	BRL	3,437	USD	887	4/02/19	9,599
Standard Chartered Bank	USD	882	BRL	3,437	4/02/19	(4,201)
Standard Chartered Bank	CNY	1,814	USD	270	4/17/19	268
Standard Chartered Bank	CNY	3,234	USD	476	4/17/19	(5,381)
Standard Chartered Bank	USD	140	CNY	942	4/17/19	127
Standard Chartered Bank	USD	886	BRL	3,437	5/03/19	(9,620)
State Street Bank & Trust Co.	CHF	283	USD	287	5/15/19	2,062
State Street Bank & Trust Co.	CHF	132	USD	133	5/15/19	(110)
State Street Bank & Trust Co.	EUR	7,107	USD	8,099	5/15/19	97,883
State Street Bank & Trust Co.	JPY	84,121	USD	764	5/15/19	2,058
State Street Bank & Trust Co.	JPY	160,360	USD	1,444	5/15/19	(8,294)
State Street Bank & Trust Co.	SEK	1,949	USD	211	5/15/19	990
State Street Bank & Trust Co.	USD	341	CAD	451	5/15/19	(2,797)
State Street Bank & Trust Co.	USD	201	CHF	201	5/15/19	1,549
State Street Bank & Trust Co.	USD	123	CHF	122	5/15/19	(419)
State Street Bank & Trust Co.	USD	846	EUR	744	5/15/19	(8,378)
State Street Bank & Trust Co.	USD	507	GBP	385	5/15/19	(4,317)
State Street Bank & Trust Co.	USD	369	JPY	40,150	5/15/19	(5,647)
State Street Bank & Trust Co.	USD	351	MXN	6,848	5/15/19	(412)
State Street Bank & Trust Co.	USD	180	NOK	1,552	5/15/19	621
State Street Bank & Trust Co.	USD	69	NZD	102	5/15/19	684
State Street Bank & Trust Co.	USD	392	SEK	3,644	5/15/19	1,023
State Street Bank & Trust Co.	USD	285	SEK	2,616	5/15/19	(3,062)
State Street Bank & Trust Co.	USD	717	ZAR	9,982	5/15/19	(28,370)
UBS AG	EUR	566	USD	646	5/15/19	8,574

						$(116,935)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,676,804 and gross unrealized depreciation of investments was $(1,758,752), resulting in net unrealized appreciation of $9,918,052.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN1

March 31, 2019 (unaudited)

10.0%	Germany
9.4%	India
9.3%	France
9.2%	China
8.6%	Japan
8.5%	United Kingdom
8.1%	Switzerland
6.8%	United States
6.2%	Netherlands
6.1%	Ireland
3.5%	Denmark
3.0%	Hong Kong
2.7%	Peru
4.2%	Other
4.4%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.5% or less in the following countries: Sweden and Taiwan.

AB Variable Products Series Fund, Inc.

AB International Growth Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$2,822,172		$8,474,036		$	– 0	–	$11,296,208
Industrials	530,596		8,188,655			– 0	–	8,719,251
Information Technology	557,286		7,427,588			– 0	–	7,984,874
Health Care	1,199,089		5,952,054			– 0	–	7,151,143
Consumer Staples	1,173,065		4,199,569			– 0	–	5,372,634
Consumer Discretionary	2,062,192		1,741,185			– 0	–	3,803,377
Communication Services	– 0	–	1,844,586			– 0	–	1,844,586
Materials	– 0	–	1,819,403			– 0	–	1,819,403
Utilities	798,264		841,319			– 0	–	1,639,583
Short-Term Investments	2,293,125		– 0	–		– 0	–	2,293,125
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,738,634		– 0	–		– 0	–	1,738,634

Total Investments in Securities	13,174,423		40,488,395	(a)		– 0	–	53,662,818
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	154,828			– 0	–	154,828
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(271,763)			– 0	–	(271,763)

Total	$13,174,423		$40,371,460		$	– 0	–	$53,545,883

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	12/31/18	at Cost	Proceeds	3/31/19	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$2,555	$4,325	$4,587	$2,293	$11
Government Money Market Portfolio*	1,517	1,917	1,695	1,739	1

Total	$4,072	$6,242	$6,282	$4,032	$12

*	Investments of cash collateral for securities lending transactions.